Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense	278,695,689	432,950,473	549,695,672	78,605,435
Deferred tax benefit	(17,565,186)	(27,248,759)	(258,046,348)	(36,900,137)
Total income tax expense	261,130,503	405,701,714	291,649,324	41,705,298

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cayman Islands entity	(3,703,756)	(7,595,959)	(7,544,222)	(1,078,809)
Hong Kong entities	1,137,814	11,787,138	(10,827,886)	(1,548,367)
Chinese Mainland entities	1,471,143,931	1,890,138,917	1,768,362,904	252,872,532
Total	1,468,577,989	1,894,330,096	1,749,990,796	250,245,356

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Expected income tax at Chinese Mainland income tax rate	367,144,498	473,582,524
Share based compensation expense not deductible for income tax purposes	10,649,553	10,044,452
Other expenses not deductible for income tax purposes	916,343	1,671,017
Effect of preferential tax rate(1)	(134,240,494)	(207,311,932)
Effect of different tax rate of subsidiary operation in other jurisdictions	(214,788)	2,299,728
Research and development tax deduction	(20,676,415)	(21,231,000)
Change in valuation allowance	11,432,693	81,585,304
Income tax on subsidiary earnings	24,459,727	57,750,000
Others	1,659,386	7,311,621
Total	261,130,503	405,701,714

	Year ended December 31,
	2025
	RMB	US$	Percent
Expected income tax at Chinese Mainland income tax rate	437,497,699	62,561,339	25.0%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between Chinese Mainland and other jurisdictions	1,886,056	269,702	0.1%
Hong Kong
Statutory tax rate difference between Chinese Mainland and other jurisdictions	920,370	131,611	0.1%
Changes in valuation allowances	916,330	131,033	0.1%
Others	786,488	112,466	0.0%
Effect of changes in tax laws or rates enacted in the current period	—	—	—%
Effect of cross-border tax laws	—	—	—%
Tax credits	—	—	—%
Changes in valuation allowances	(121,328,441)	(17,349,736)	(6.9)%
Nontaxable or nondeductible items
Gain on deregistration of an entity	93,831,476	13,417,723	5.4%
Others	8,894,916	1,271,956	0.5%
Changes in unrecognized tax benefits	—	—	—%
Other adjustment
Effect of preferential tax rate(1)	(211,556,757)	(30,252,214)	(12.1)%
Expiration of operating tax loss carryforwards	40,711,795	5,821,709	2.3%
Income tax on subsidiary earnings	45,500,000	6,506,413	2.6%
Others	(6,410,608)	(916,704)	(0.4)%
Total	291,649,324	41,705,298	16.7%
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
The aggregate amount income tax expense of the preferential tax rate	134,240,494	207,311,932	211,556,757	30,252,214
The aggregate effect on basic and diluted net income per share:
—Basic	0.47	0.72	0.87	0.12
—Diluted	0.46	0.71	0.85	0.12

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Long-term investments, net of impairment	20,191,218	29,294,312	4,189,031
Advertising and market related expense carryforwards (1)	11,251,555	7,917,365	1,132,168
Accounts receivable and contract assets	16,048,561	76,728,374	10,972,012
Contingent guarantee liabilities	77,314,528	327,632,748	46,850,860
Financial guarantee derivatives	159,210,663	3,856,420	551,461
Loan receivable from Xiaoying Housing Loans	14,318,757	14,316,731	2,047,265
Loans receivable from Xiaoying Credit Loans and other loans	220,392,866	255,414,788	36,523,829
Operating loss carryforwards	43,757,115	2,583,659	369,458
Deposits to institutional cooperators	1,467,822	1,274,129	182,198
Lease liabilities	10,351,392	11,910,124	1,703,125
Others	60,350	78,499	11,226
Total deferred tax assets	574,364,827	731,007,149	104,532,633
Valuation allowance	(307,902,579)	(187,490,468)	(26,810,780)
Total deferred tax assets, net of valuation allowance	266,462,248	543,516,681	77,721,853
Deferred tax liabilities:
Property and equipment	2,867,083	3,980,134	569,152
Financial guarantee derivatives	259,565	—	—
Long-term investments, net of impairment	4,375,796	17,850,275	2,552,555
Right-of-use assets	9,809,937	11,194,691	1,600,820
Investment in Consolidated Trusts	26,959,491	72,140,986	10,316,024
Investment in Consolidated Partnerships	31,309,764	6,572,148	939,805
Undistributed earnings	58,600,000	45,622,417	6,523,919
Others	526,630	471,221	67,384
Total deferred tax liabilities	134,708,266	157,831,872	22,569,659
(1)Advertising and market related expenses carryforwards are those in excess of deduction limit, that can be carried forward indefinitely, arising from the operation of the Group’s Chinese Mainland subsidiaries, amounting to RMB45,006,219 and RMB31,669,460 (US$4,528,673) as of December 31, 2024 and 2025, respectively. Under Chinese Mainland tax rules, advertising and market related expenses that exceed the limit can be claimed and deducted in the following tax year.

Schedule of movement of the valuation allowance

	As of	As of
	December 31,	December 31,	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance as of January 1	(214,884,582)	(226,317,275)	(307,902,579)	(44,029,483)
Addition	(20,828,173)	(86,384,559)	(87,473,889)	(12,508,600)
Reductions	9,395,480	4,799,255	207,886,000	29,727,303
Net change in the valuation allowance	(11,432,693)	(81,585,304)	120,412,111	17,218,703
Balance as of December 31	(226,317,275)	(307,902,579)	(187,490,468)	(26,810,780)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at beginning of the year	259,386,286	364,866,929	463,456,089	66,273,339
Additions for tax positions taken in current year	262,052,034	310,256,632	322,251,105	46,081,295
Reductions for tax positions taken in prior years	(156,571,391)	(211,667,472)	(253,438,648)	(36,241,245)
Balance at end of the year	364,866,929	463,456,089	532,268,546	76,113,389

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued interest and penalties	9,195,253	15,274,707	2,184,254